Property, plant and equipment (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Property, plant and equipment
Balance, at beginning of the period	€ 619
Balance, at end of the period	503	€ 619
Acquisition cost
Property, plant and equipment
Balance, at beginning of the period	675
Additions	4	675
Balance, at end of the period	679	675
Accumulated depreciation and impairment losses
Property, plant and equipment
Balance, at beginning of the period	(56)
Depreciation	(120)	(56)
Balance, at end of the period	(176)	(56)
Leasehold improvements
Property, plant and equipment
Balance, at beginning of the period	345
Balance, at end of the period	306	345
Leasehold improvements | Acquisition cost
Property, plant and equipment
Balance, at beginning of the period	359
Additions		359
Balance, at end of the period	359	359
Leasehold improvements | Accumulated depreciation and impairment losses
Property, plant and equipment
Balance, at beginning of the period	(13)
Depreciation	(40)	(13)
Balance, at end of the period	(53)	(13)
IT equipment
Property, plant and equipment
Balance, at beginning of the period	101
Balance, at end of the period	59	101
IT equipment | Acquisition cost
Property, plant and equipment
Balance, at beginning of the period	127
Additions		127
Balance, at end of the period	127	127
IT equipment | Accumulated depreciation and impairment losses
Property, plant and equipment
Balance, at beginning of the period	(26)
Depreciation	(42)	(26)
Balance, at end of the period	(68)	(26)
Furniture and fixtures
Property, plant and equipment
Balance, at beginning of the period	163
Balance, at end of the period	131	163
Furniture and fixtures | Acquisition cost
Property, plant and equipment
Balance, at beginning of the period	179
Additions	4	179
Balance, at end of the period	183	179
Furniture and fixtures | Accumulated depreciation and impairment losses
Property, plant and equipment
Balance, at beginning of the period	(16)
Depreciation	(36)	(16)
Balance, at end of the period	(52)	(16)
Other equipment
Property, plant and equipment
Balance, at beginning of the period	10
Balance, at end of the period	7	10
Other equipment | Acquisition cost
Property, plant and equipment
Balance, at beginning of the period	10
Additions		10
Balance, at end of the period	10	10
Other equipment | Accumulated depreciation and impairment losses
Property, plant and equipment
Balance, at beginning of the period	(1)
Depreciation	(2)	(1)
Balance, at end of the period	€ (3)	€ (1)